Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2016	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000159026
Account Value [Line Items]
Line Graph and Table Measure Name		Tactical Dividend and Momentum Fund
Accumulated Value	$ 10,000		$ 10,303	$ 11,671	$ 11,382	$ 11,083	$ 14,258	$ 13,572	$ 13,476	$ 15,360	$ 17,337	$ 19,460
C000159027
Account Value [Line Items]
Line Graph and Table Measure Name		Tactical Dividend and Momentum Fund
Accumulated Value	10,000		10,228	11,485	11,126	10,745	13,714	12,954	12,759	14,454	16,184	18,024
C000159028
Account Value [Line Items]
Line Graph and Table Measure Name		Tactical Dividend and Momentum Fund
Accumulated Value	100,000		103,278	117,248	114,690	111,825	144,405	137,615	137,001	156,595	177,265	199,314
C000159029
Account Value [Line Items]
Line Graph and Table Measure Name		Tactical Dividend and Momentum Fund
Accumulated Value	10,000		10,285	11,625	11,328	11,010	14,152	13,447	13,326	15,176	17,101	19,161
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,604	13,489	14,566	16,308	22,251	21,219	23,980	29,292	34,076	40,742
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,604	13,489	14,566	16,308	22,251	21,219	23,980	29,292	34,076	40,742
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	100,000		116,042	134,887	145,659	163,077	222,510	212,187	239,804	292,917	340,757	407,422
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 11,604	$ 13,489	$ 14,566	$ 16,308	$ 22,251	$ 21,219	$ 23,980	$ 29,292	$ 34,076	$ 40,742